Deposits (Details 1) $ in Thousands	Dec. 31, 2018 USD ($)
Deposits [Abstract]
2019	$ 73,943
2020	38,741
2021	8,567
2022	1,702
2023	981
Individual retirement accounts and certificates of deposit	$ 123,934